Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	72,509	79,741	129,470
Dilution effect on earnings arising from equity-settled share-based awards operated by equity method investees and subsidiaries	(38)	(228)	(300)
Adjustments for interest expense attributable to convertible unsecured senior notes	—	—	235
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	72,471	79,513	129,405

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	20,980	20,182	18,791
Adjustments for dilutive RSUs and share options (million shares)	134	177	200
Adjustments for convertible unsecured senior notes (million shares)	—	—	327
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,114	20,359	19,318

Net income per ordinary share — basic (RMB)	3.46	3.95	6.89
Net income per ordinary share — diluted (RMB)	3.43	3.91	6.70

Earnings per ADS
Net income per ADS — basic (RMB)	27.65	31.61	55.12
Net income per ADS — diluted (RMB)	27.46	31.24	53.59